Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2015
Schedule III - Real Estate and Accumulated Depreciation

SCHEDULE III

LAMAR ADVERTISING COMPANY

AND SUBSIDIARIES

Schedule of Real Estate and Accumulated Depreciation

December 31, 2015 and 2014

(In thousands)

Description (1)	Encumbrances	Initial Cost(2)	Gross Carrying Amount (3)	Accumulated Depreciation	Construction Date	Acquisition Date	Useful Lives
319,977 Displays	—	—	$2,856,243	$(1,910,860)	Various	Various	5 to 20 years

(1)	No single asset exceeded 5% of the total gross carrying amount at December 31, 2015
(2)	This information is omitted, as it would be impracticable to compile such information on a site-by-site basis
(3)	Includes sites under construction

The following table summarizes activity for the Company’s real estate assets, which consists of advertising displays and the related accumulated depreciation.

	December 31,	December 31,
	2015	2014
Gross real estate assets:
Balance at the beginning of the year	$2,837,442	$2,772,308
Capital expenditures on new advertising displays(4)	46,871	53,832
Capital expenditures on improvements/redevelopments of existing advertising displays	14,412	12,961
Capital expenditures other recurring	34,336	25,870
Land acquisitions(5)	13,851	4,701
Acquisition of advertising displays(6)	13,781	6,021
Assets sold or written-off	(101,912)	(37,005)
Foreign exchange	(2,538)	(1,246)

Balance at the end of the year	$2,856,243	$2,837,442

Accumulated depreciation:
Balance at the beginning of the year	$1,903,434	$1,799,325
Depreciation	100,005	135,679
Assets sold or written-off	(91,218)	(30,994)
Foreign exchange	(1,361)	(576)

Balance at the end of the year	$1,910,860	$1,903,434

(4)	Includes non-cash amounts of $2,698 and $3,126 at December 31, 2015 and 2014, respectively
(5)	Includes non-cash amounts of $200 at December 31, 2015
(6)	Includes non-cash amounts of $502 at December 31, 2015

LAMAR MEDIA CORP [Member]
Schedule III - Real Estate and Accumulated Depreciation

SCHEDULE III

LAMAR MEDIA CORP.

AND SUBSIDIARIES

Schedule of Real Estate and Accumulated Depreciation

December 31, 2015

(In thousands)

Description (1)	Encumbrances	Initial Cost(2)	Gross Carrying Amount (3)	Accumulated Depreciation	Construction Date	Acquisition Date	Useful Lives
319,977 Displays	—	—	$2,856,243	$(1,910,860)	Various	Various	5 to 20 years

(1)	No single asset exceeded 5% of the total gross carrying amount at December 31, 2015
(2)	This information is omitted, as it would be impracticable to compile such information on a site-by-site basis
(3)	Includes sites under construction

The following table summarizes activity for the Company’s real estate assets, which consists of advertising displays and the related accumulated depreciation.

	December 31, 2015	December 31, 2014
Gross real estate assets:
Balance at the beginning of the year	$2,837,442	$2,772,308
Capital expenditures on new advertising displays(4)	46,871	53,832
Capital expenditures on improvements/redevelopments of existing advertising displays	14,412	12,961
Capital expenditures other recurring	34,336	25,870
Land acquisitions(5)	13,851	4,701
Acquisition of advertising displays(6)	13,781	6,021
Assets sold or written-off	(101,912)	(37,005)
Foreign exchange	(2,538)	(1,246)

Balance at the end of the year	$2,856,243	$2,837,442

Accumulated depreciation:
Balance at the beginning of the year	$1,903,434	$1,799,325
Depreciation	100,005	135,679
Assets sold or written-off	(91,218)	(30,994)
Foreign exchange	(1,361)	(576)

Balance at the end of the year	$1,910,860	$1,903,434

(4)	Includes non-cash amounts of $2,698 and $3,126 at December 31, 2015 and 2014, respectively
(5)	Includes non-cash amounts of $200 at December 31, 2015
(6)	Includes non-cash amounts of $502 at December 31, 2015